Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000002886 | 2110311
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000002886 | 2612096
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000002886 | 4153747
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002886 | 2225995
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002886 | 2110995
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002886 | 2107182
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002886 | 2105398
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002886 | 2110679
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002886 | 1995576
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002886 | 2434095
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002886 | 2109835
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002886 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000002886 | InvestmentType_Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000002886 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000002886 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002886 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002886 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002886 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000002886 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002886 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000002886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002886 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002886 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002886 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002886 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002886 | Real Estate - Long
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002886 | Real Estate - Short
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000050409 | 2110311
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000050409 | 2612096
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000050409 | 4153747
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050409 | 2225995
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050409 | 2110995
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050409 | 2107182
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050409 | 2105398
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050409 | 2110679
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050409 | 1995576
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000050409 | 2434095
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000050409 | 2109835
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050409 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000050409 | InvestmentType_Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000050409 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000050409 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000050409 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050409 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000050409 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000050409 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000050409 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000050409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050409 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050409 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050409 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050409 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050409 | Real Estate - Long
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050409 | Real Estate - Short
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)